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DAVID E. SCHULMAN david.schulman@dechert.com +1 (202) 261-3440 Direct +1 (202) 261-3015 Fax

November 16, 2009

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey Riedler, Daniel Greenspan and Nandini Acharya

Re:	MediciNova, Inc.

Amendment No. 2 to the Registration Statement on Form S-4

File No. 333-161969

Ladies and Gentlemen:

MediciNova, Inc. (“MediciNova”) has today filed with the Securities and Exchange Commission (the “Commission”) Amendment No. 2 (“Amendment No. 2”) to its Registration Statement on Form S-4 (Registration No. 333-161969) (the “Registration Statement”) related to the proposed merger (the “Merger”) of Avigen, Inc. (“Avigen”) with Absolute Merger, Inc., MediciNova’s wholly owned subsidiary. On behalf of MediciNova, we hereby respond to the comments raised by the staff (the “Staff”) of the Commission in the letter dated November 9, 2009 from Mr. Jeffrey Riedler, Assistant Director, to Mr. Shintaro Asako, Chief Financial Officer of MediciNova, and Mr. Andrew Sauter, Chief Executive Officer of Avigen. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response. We will also provide courtesy copies of Amendment No. 2, as filed and marked with the changes from Amendment No. 1 to the Registration Statement.

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United States Securities and Exchange Commission November 16, 2009 Page 2

FORM S-4

Risk Factors, page 22

Risks Related to MediciNova’s Business and Industry, page 32

“MediciNova is dependent on its management team…” page 46

1.	We note your response to our prior comment 23 and your statement that MediciNova has revised the risk factor to the effect that it has not experienced difficulties attracting and retaining key personnel. However, it does not appear that you have added this disclosure. Please revise accordingly.

Response:

MediciNova has revised the risk factor on pages 46 and 47 of Amendment No. 2 to confirm that it has not experienced difficulties attracting and retaining key personnel.

Background of the Merger, page 69

2.	Please refer to our prior comment 32. We note that you have disclosed that RBC conducted a liquidation analysis and stock trading analysis. Please summarize the results of these analyses. Specially, please state the approximate liquidation value you reference throughout this section.

Response:

The disclosure on pages 74 and 75 of Amendment No. 2 have been revised to summarize the results of the liquidation and stock trading analyses conducted by RBC Capital Markets Corporation (“RBC”). In addition, page [74] of Amendment No. 2 has been revised to note the approximate liquidation value.

3.	Please refer to prior comment 34. We note that you have added a description of the four parties the board instructed management to continue discussions with. Please revise this description to include the relative size of each of the four entities (i.e. large or mid-size public company, small private company).

Response:

The disclosure on pages 75 and 76 of Amendment No. 2 has been revised to include the relative size of each of the four entities with whom Avigen’s board of directors instructed management to continue discussions.

United States Securities and Exchange Commission November 16, 2009 Page 3

Opinion of RBC Capital Markets Corporation. – Financial Advisor to Avigen, page 89

4.	Please refer to prior comment 48. Please revise your disclosure to discuss the basis for your belief, as set forth in your response, that stockholders of Avigen are not entitled to rely on RBC’s fairness opinion. Please disclose that the availability of such a defense will be resolved by a court of competent jurisdiction and include your assessment of recent court decisions. Please also disclose that resolution of the question of availability of such a defense will have no effect on the fights and responsibilities of the board of directors under applicable state law. Finally, please disclose that the availability of such a state-law defense to RBC would have no effect on the rights and responsibilities of either RBC or the board under the federal securities laws.

Response:

The disclosure on page 92 of Amendment No. 2 has been revised to discuss the basis for the belief that the stockholders of Avigen are not entitled to rely on RBC’s fairness opinion. Page 92 of Amendment No. 2 has also been revised to note that the availability of such a defense will be resolved by a court of competent jurisdiction. The disclosure on page 92 of Amendment No. 2 has also been revised to note that the resolution of the question of availability of such a defense will have no effect on the rights and responsibilities of the board of directors under applicable state law and that the availability of such a state-law defense to RBC would have no effect on the rights and responsibilities of either RBC or the board under the federal securities laws.

Avigen’s Business, page 148

5.	Please break out the total payments Avigen may receive pursuant to assignment agreement with Genzyme by aggregate milestone payments, sublicensing fees and royalty payments.

Response:

The disclosure on page 150 of Amendment No. 2 has been revised to provide additional information regarding potential payments under Avigen’s assignment agreement with Genzyme Corporation.

United States Securities and Exchange Commission November 16, 2009 Page 4

Compensation Discussion and Analysis, page 194

Use of Compensation Consultants, page 195

6.	We note that there are fourteen biotechnology companies listed in the peer group on page 195, but your narrative description states there were only 12. Please correct this apparent discrepancy as appropriate.

Response:

The disclosure on page 197 of Amendment No. 2 has been revised to reflect that there are 14 biotechnology companies in MediciNova’s peer group.

Material U.S. Federal Income Tax Consequences of the Merger, page 213

7.	We note the following statements in your disclosure of material tax consequences:

•	“Avigen stockholders receiving Convertible Notes in the Merger should have an adjusted basis in the Convertible Notes … equal to…” (page 214);

•	“While not free from doubt, shares received generally have a holding period that includes …” (page 214);

•	“Amounts received on account of the Second Payment Consideration rights … should have an amount of unstated interest equal to …” (page 215); and

•	“While not free from doubt, we intend to take the position that the Non-U.S. Holders receiving Second Payment Consideration rights in the Merger are …” (page 217)

(emphasis added)

If doubt exists because of a lack of authority directly addressing the tax consequences or conflicting authority, counsel may use the words “should” or “while not free from doubt” to make it clear that its opinion is subject to a degree of uncertainty. However, in such cases, you must provide disclosure explaining why counsel cannot give a “will” opinion, describe the degree of uncertainty in the opinion and set forth the risks to investors in a risk factor and/or other appropriate disclosure.

United States Securities and Exchange Commission November 16, 2009 Page 5

Response:

The disclosures on pages 215 to 220 of Amendment No. 2 have been revised to describe consistently those instances where the tax consequences of the Merger are subject to a degree of uncertainty and to describe generally the reasons for such uncertainty.

8.	Your discussion must also identify counsel and clearly state that the discussion in the prospectus as to each identified tax item is counsel’s opinion. Please revise accordingly.

Response:

The disclosure on page 215 of Amendment No. 2 has been revised to identify Dechert LLP and Cooley Godward Kronish LLP as tax counsel to MediciNova and Avigen, respectively, and to state clearly that the discussion is each counsel’s opinion.

Exhibit 8.1 — Form of Dechert Opinion

9.	Item 601(b)(8) of Regulation S-K requires an opinion of counsel as to tax matters for registered offerings where the tax consequences are material to an investor and a representation as to tax consequences is set forth in the filing.

The tax opinion must address and express a firm conclusion for each material federal income tax consequence. Accordingly, please revise your tax opinion to affirmatively state that the legal conclusions contained in the material federal income tax consequences section of the prospectus constitute your opinion rather than “summaries of United States federal income tax law.” The opinion will need to be executed and delivered to the company prior to effectiveness and filed as an exhibit to the S-4.

Response:

Dechert LLP has filed a tax opinion as Exhibit 8.1 to Amendment No. 2 concluding that the statements under the caption “Material U.S. Federal Income Tax Consequences of the Merger” constitute the opinion of Dechert LLP as to the material United States federal income tax consequences of the Merger.

Exhibit 8.2 — Form of Cooley Opinion

10.	Item 601(b)(8) of Regulation S-K requires an opinion of counsel as to tax matters for registered offerings where the tax consequences are material to

United States Securities and Exchange Commission November 16, 2009 Page 6

an investor and a representation as to tax consequences is set forth in the filing. The tax opinion must address and express a firm conclusion for each material federal income tax consequence. Accordingly, please revise your tax opinion to affirmatively state that the legal conclusions contained in the material federal income tax consequences section of the prospectus constitute your opinion. The opinion will need to be executed and delivered to the company prior to effectiveness and filed as an exhibit to the S-4.

Response:

Cooley Godward Kronish LLP has filed a tax opinion as Exhibit 8.2 to Amendment No. 2 concluding that the statements under the caption “Material U.S. Federal Income Tax Consequences of the Merger” constitute the opinion of Cooley Godward Kronish LLP as to the material United States federal income tax consequences of the Merger.

* * * * * * * * * *

If you have any questions, please feel free to contact the undersigned by telephone at 220.261.3440 (or by facsimile at 212.261.3015) or William J. Tuttle, Esq. at 202.261.3352 (or by facsimile at 202.261.3009). Thank you for your cooperation and attention to this matter.

Very truly yours,

/s/ David E. Schulman and William J. Tuttle

David E. Schulman and William J. Tuttle

Enclosures

cc:	Shintaro Asako, MediciNova, Inc.

Andrew Sauter, Avigen, Inc.

Brett White, Cooley Godward Kronish LLP